Jones & Blouch L.L.P.
                           Suite 410E
               1025 Thomas Jefferson Street, N.W.
                      Washington, DC 20007


                        January 4, 2002

VIA EDGAR
Securities and Exchange Commission
450 5th Street, N.W.
Washington, DC 20549

               Re:  Manufacturers Life Insurance Company (U.S.A.)
          Separate Account M
                    File No. 333-76164
          ---------------------------------------------
Dear Sirs:

     Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated January 2, 2002 for Manufacturers Life Insurance Company (U.S.A.) Separate Account M (the "Registrant") contains no changes from the form of prospectus and statement of additional information for the Registrant contained in the Registration Statement on Form N-4 filed by the Registrant on January 2, 2002 via EDGAR.

     If you have any questions, please contact the undersigned at
(202) 223-3500.


                                   Very truly yours,

                                   /s/John W. Blouch

                                   John W. Blouch